Commitments and contingencies	12 Months Ended
Mar. 31, 2014
Commitments and contingencies
Commitments and contingencies

14. Commitments and contingencies

        The Group leases office space from third parties, total rent expense incurred under operating leases is the following:

For the Years ended March 31,
2012	2013	2014
$12,158	$14,309	$17,523

        Minimal lease payments under non-cancellable operating lease contracts are expected to be as follows:

Minimal lease payments
For the year ended March 31, 2015	14,468
For the year ended March 31, 2016	6,810
For the year ended March 31, 2017	5,698
For the year ended March 31, 2018	3,149
For the year ended March 31, 2019	31

Total	$30,156

Legal proceedings

        In the ordinary course of business, the Group may be party to various legal and tax proceedings, and subject to claims, certain of which relate to the developing markets and evolving fiscal and regulatory environments in which the Group operates. In the opinion of management, the Group's liability, if any, in all pending litigation, other legal proceedings or other matters will not have a material effect upon the financial condition, results of operations or liquidity of the Group.

Operating environment of the Group

        A significant portion of the Group's business operations relate to the Central and Eastern Europe ("CEE") countries. CEE includes Poland, Romania, Russia and Ukraine. CEE countries continue economic reforms and development of their legal, tax and regulatory frameworks as required by a market economy.

        The future stability of the CEE countries' economies is largely dependent upon these reforms and developments and the effectiveness of economic, financial and monetary measures undertaken by the governments.

        The global financial crisis has resulted in a decline in the gross domestic product, capital markets instability, significant deterioration of liquidity in the banking sector, and tighter credit conditions within CEE countries. While the CEE governments have introduced a range of stabilization measures aimed at providing liquidity to banks and companies, there continues to be uncertainty regarding the access to capital and cost of capital for the Group and its counterparties, which could affect the Group's financial position, results of operations and business prospects.

        While management believes it is taking appropriate measures to support the sustainability of the Group's business in the current circumstances, unexpected further deterioration in the areas described above could negatively affect the Group's results and financial position in a manner not currently determinable.

Taxation

        Russian, Ukrainian, Romanian and Polish taxes, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management's interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant authorities. Recent events especially within the Russian Federation, suggest that the tax authorities are taking a more assertive position in its interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. It is not practical to determine the amount of unasserted claims that may manifest, if any, or the likelihood of any unfavourable outcome. Fiscal periods remain open to review by the authorities in respect of taxes for three calendar years preceding the year of audit. Under certain circumstances audits may cover longer periods. However, the tax regime in Russia has become even less predictable following recent cases.

        The new Russian transfer pricing legislation, which came into force on January 1, 2012, allows the Russian tax authority to apply transfer pricing adjustments and impose additional profits tax liabilities in respect of all "controlled" transactions if the transaction price differs from the market level of prices. The list of "controlled" transactions includes transactions performed with related parties and certain types of cross-border transactions. For domestic transactions the transfer pricing rules apply only if the amount of all transactions with the related party exceeds RUR 2 billion in 2013. In cases where a domestic transaction resulted in an accrual of additional tax liabilities for one party, another party could correspondingly adjust its profit tax liabilities according to a special notification issued by the authorized body in due course.

        The current Russian transfer pricing rules have considerably increased the compliance burden for the taxpayers compared to the transfer pricing rules that were in effect before 2012 due to, inter alia, shifting the burden of proof from the Russian tax authorities to the taxpayers. These rules are applicable not only to the transactions taking place in 2012 but also to the prior transactions with related parties if related income and expenses were recognized in 2012. Special transfer pricing rules apply to transactions with securities and derivatives.

        In 2013 the Group determined its tax liabilities arising from "controlled" transactions using actual transaction prices. Due to the uncertainty and absence of current practice of application of the current Russian transfer pricing legislation the Russian tax authorities may challenge the level of prices applied by the Group under the "controlled" transactions and accrue additional tax liabilities unless the Group is able to demonstrate the use of market prices with respect to the "controlled" transactions, and that there has been proper reporting to the Russian tax authorities, supported by appropriate available transfer pricing documentation.

        The Group structures some of its operations in offshore jurisdictions, which results in lower effective income tax rates and may lead to related material income and non-income tax risks. In addition, the use of the independent contractors in Ukraine may also expose the Group to additional tax risks in manner not currently determinable.

        Recent legislative initiatives in the context of Russia's tax policies aimed at combating tax base erosion and profit shifting indicate that the level of potential risks associated with the operating structure and ownership structure of groups of companies may grow in the foreseeable future.

        The initiatives include proposals to establish in law such international concepts and approaches as "taxation of controlled foreign companies", "tax residence of organizations" and "actual recipient (owner) of income". There are measures to increase the level of co-operation with foreign tax authorities and information exchange regarding the application of international double taxation treaties.

        It is also expected that tougher administrative and criminal sanctions will be introduced for illegal capital export, tax evasion, and so on. Particularly close attention will be paid to the disclosure of companies' beneficiaries where there is access to State procurement orders, subsidies and other types of State support.

        The establishment of such measures in law will have a significant impact on the conduct of business in Russia and may in the future result in additional tax risks for existing holding structures.

        As of March 31, 2014, management believes that its interpretation of the relevant legislation is appropriate and that the Group's tax positions will be sustained. However, due to the above reasons, it is at least reasonably possible that relevant governmental authorities in CEE countries may attempt to assess additional income and non-income taxes, against the Group or certain of its Subsidiaries. The extent of potential assessments and the ultimate success thereof are not currently estimable. Management will vigorously defend its positions if such claims are assessed.

        The Group's operations and financial position will continue to be affected by CEE countries' political developments, including the application and interpretation of existing and future legislation and tax regulations in CEE countries. Such possible occurrences and their effect could have a severe impact on the Group's operations or its financial position.

        Subsequent to March 31, 2014, international rating agencies revised their outlook of Russia's sovereign credit rating in local and foreign currency from stable to negative following the political instability in Ukraine and heightened geopolitical risk and the prospect of U.S. and EU economic sanctions following Russia's incorporation of Crimea, which may reduce the flow of potential investment, trigger rising capital outflows and other negative economic effects. Furthermore, between January 1, 2014 and July 11, 2014, the Ukrainian Hryvnia devalued to major foreign currencies by approximately 47% and the National Bank of Ukraine imposed certain restrictions on purchase of foreign currencies at the inter-bank market. Management is monitoring these developments in the current environment and taking actions where appropriate. These and any further possible negative developments in Ukraine could adversely impact results and financial position of the Group in a manner not currently determinable.